Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of net deferred tax assets
	December 31, 2020	December 31, 2019
Deferred tax assets (liability)
Net operating loss carryforward	$217,086	$—
Unrealized gain on marketable securities	—	—
Total deferred tax assets (liability)	217,086	—
Valuation Allowance	—	—
Deferred tax assets (liability)	$217,086	$—

Schedule of income tax provision
	December 31, 2020	December 31, 2019
Federal
Current	$—	$691,667
Deferred	(217,086)	(851)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	—	—

Income tax provision	$(217,086)	$690,816

Schedule of reconciliation of effective tax rate
	December 31, 2020	December 31, 2019
Statutory federal income tax rate	21.0%	21.0%
True-ups	0.0%	0.4%
Loss on change in fair value of warrant liability	(14.6)%	0.0%
Income tax provision	6.4%	21.4%